LOANS AND LEASES- Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 10,933,176	$ 10,298,971
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,952	8,205
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	26,091	3,752
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	9,372	2,071
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	119
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	17,543	13,836
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,795	640
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	65,753	28,623
Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	15,746	8,242
Commercial | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,952	8,205
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,869	0
Commercial | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	925	37
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,610	178
Lease financing | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,610	178
Lease financing | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	22,694	375
Commercial real estate-investor | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	22,694	353
Commercial real estate-investor | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	22
Commercial real estate-investor | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,290	5,411
Commercial real estate-owner | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,397	3,399
Commercial real estate-owner | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,893	1,893
Commercial real estate-owner | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	119
Commercial real estate-owner | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	14,067	10,691
Residential real estate | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	14,067	10,691
Residential real estate | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,476	3,123
Home Equity Loan | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,476	3,123
Home Equity Loan | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	870	603
Installment | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 870	$ 603